OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

March 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Quest for Value Funds (the “Registrant”)

File Nos. 33-15489; 811-05225

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”), with respect to its series: Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (each a “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2017.

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Senior Vice President & Managing Counsel
212-323-0310
tedwards@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Gloria LaFond